
MICROPAL
   www.mircopal.com

      3/31/97      12/31/97       3/31/97    9/30/97      6/30/97      3/31/97
         -            -              -          -            -            -
      3/20/98       3/20/98      12/31/97   12/31/97      9/30/97      6/30/97
     ---------    -----------   ---------- ----------    ----------  -----------
  Equity Global Emerging Markets
    % Chg  Rank  % Chg  Rank  % Chg  Rank  % Chg  Rank  % Chg  Rank  % Chg  Rank
   ------------  -----------  -----------  -----------  -----------  -----------
  US GLOBAL ACCOLADE: REGENT EASTERN EUROPEAN
     17.90   1    4.92   74   12.37    1   (9.96)   17  11.53     1   11.90   57

    Sector Average/Count
    (6.56) 141    4.76  156  (10.62) 141   (16.85) 149  (2.56)  144   10.53   71

  UAMFdsTr:Jacobs Intl
     14.44   2    9.62    9    4.40    6    (9.78)  13   4.08     8   11.19   67

  Evergreen Emerg Mkt Gr/Y
    12.60    3    3.65  101    8.64    2    (8.22)   7   3.18    19   14.72   23

  Evergreen Emerg Mkt Gr/A
    12.34    4    3.67  100    8.37    3    (8.33)   8   3.11    20   14.66   24

  Evergreen Emerg Mkt Gr/C
    11.62    5    3.52  104    7.82    4    (8.62)  10   2.95    22   14.60   25

  Evergreen Emerg Mkt Gr/B
    11.61    6    3.52  105    7.81    5    (8.61)   9   2.95    23   14.59   26

  Pioneer Emerging Mrkts/A
     9.98    7    7.66   25    2.15    9    (13.43) 36   0.85    31   17.01    2

  Pioneer Emerging Mrkts/C
     9.29    8    7.56   27    1.61   16    (13.57) 38   0.68    33   16.77   10

  Pioneer Emerging Mrkts/B
     9.21    9    7.48   28    1.62   15    (13.55) 37   0.68    34   16.76   11

  Oppenheimer Devel Mkts/A
     7.44   10    8.17   16   (0.68)  24    (13.12) 32   0.53    35   13.72   33

  Nicholas-App:Emg Cntry/I
     7.44   11    6.15   46    1.21   17    (15.27) 43   3.74    14   15.15   15

  Nicholas-App:Emg Cntry/Q
     7.19   12    6.05   50    1.07   18    (15.29) 44   3.64    15   15.13   16

  Nicholas-App:Emg Cntry/A
     6.76   13    5.99   51    0.72   20    (15.38) 45   3.49    16   15.02   19

  Oppenheimer Devel Mkts/C
     6.60   14    8.03   19   (1.32)  26    (13.32) 33   0.38    38   13.41   39

  Oppenheimer Devel Mkts/B
     6.60   15    8.02   20   (1.31)  25    (13.32) 34   0.30    40   13.51   37

  Nicholas-App:Emg Cntry/B
     6.19   16    5.90   54    0.28   22    (15.56) 48   3.43    17   14.82   21

  Nicholas-App:Emg Cntry/C
     6.14   17    5.81   60    0.31   21    (15.53) 47   3.42    18   14.82   22

  Merrill Middle East Afr/A
     4.75   18    6.30   41   (1.46)  27     (7.19)  3   2.99    21    3.09  134

  Merrill Middle East Afr/D
     4.52   19    6.41   38   (1.77)  28     (7.25)  4   2.91    24    2.90  135

  MFS/Forgn & Col Emg Mkt/A
     4.21   20    1.84  127    2.33    7    (12.67) 26   4.04     9   12.63   43

  Merrill Middle East Afr/C
     4.15   21    6.20   45   (1.92)  29     (7.48)  6   2.73    25    3.18  133

  MFS/Forgn & Col Emg Mkt/C
     3.83   22    1.80  128    2.00   12    (12.83) 29   3.88    12   12.64   42

  MFS/Forgn & Col Emg Mkt/B
     3.79   23    1.78  129    1.97   13    (12.76) 27   3.85    13   12.56   45

  Merrill Middle East Afr/B
     3.70   24    6.11   47   (2.27)  30     (7.40)  5   2.65    26    2.82  136

  Fremont:Emerging Mkts
     3.40   25    4.02   93   (0.59)  23    (12.38) 24   0.74    32   12.63   44

  Munder Fram:Emerg Mkts/Y
     3.08   26    0.82  133    2.24    8    (16.19) 54   4.26     5   17.01    3

  Munder Fram:Emerg Mkts/K
     2.89   27    0.73  135    2.14   10    (16.19) 55   4.11     7   17.07    1

  Munder Fram:Emerg Mkts/A
     2.78   28    0.73  136    2.04   11    (16.26) 59   4.18     6   16.95    5

  Munder Fram:Emerg Mkts/B
     2.31   29    0.55  139    1.75   14    (16.38) 62   4.03    10   16.96    4

  Calvert:New Africa/A
     2.00   30   13.33    4  (10.00)  51     (9.43) 12  (2.18)   52    1.58  139

  Munder Fram:Emerg Mkts/C
     1.42   31    0.55  140    0.86   19    (16.38) 63   3.95    11   16.04   14

  Seligman Hend Em Mkt Gr/A
     0.26   32    3.71   99   (3.33)  31    (14.22) 40  (3.62)   77   16.92    6

  Seligman Hend Em Mkt Gr/D
    (0.52)  33    3.62  102   (3.99)  34    (14.47) 41  (3.76)   80   16.62   12

  Seligman Hend Em Mkt Gr/B
    (0.52)  34    3.62  103   (3.99)  35    (14.47) 42  (3.76)   81   16.62   13

  T Rowe Price Intl:EmMkStk
    (1.68)  35    4.20   88   (5.63)  37    (11.56) 20  (2.05)   51    8.93   94

  IDS Emerging Markets/Y
    (2.03)  36    1.51  130   (3.49)  32    (12.63) 25  (4.01)   91   15.07   17

  IDS Emerging Markets/A
    (2.03)  37    1.51  131   (3.49)  33    (12.77) 28  (3.85)   85   15.07   18

  Delaware Emerging Mkts/I
    (2.88)  38    7.03   33   (9.26)  45    (18.27) 100 (2.27)   55   13.60   35

  IDS Emerging Markets/B
    (2.93)  39    1.33  132   (4.21)  36    (13.01) 30  (4.17)   92   14.92   20

  M Stanley Inst:Em Mrkts/A
    (2.96)  40    8.10   18  (10.23)  54    (20.42) 119 (1.20)   48   14.18   28

  Delaware Emerging Mkts/A
    (3.14)  41    6.93   34   (9.41)  46    (18.22) 96  (2.35)   56   13.45   38

  M Stanley Inst:Em Mrkts/B
    (3.18)  42    8.01   21  (10.36)  56    (20.41) 118 (1.31)   49   14.13   30

  Delaware Emerging Mkts/C
    (3.89)  43    6.77   36   (9.99)  49    (18.44) 101 (2.45)   58   13.14   41

  Delaware Emerging Mkts/B
    (3.89)  44    6.77   37   (9.99)  50    (18.44) 102 (2.53)   59   13.23   40

Must be accompanied or preceded by a prospectus. Past performance is no guarantee of future results. Please read the prospectus carefully before investing. Investment returns and principal value may vary and you may have a gain or loss when you sell shares. Investing in emerging markets carries special risks which are described in the Regent Eastern European prospectus.

Call 1-800-873-3639 for an Institutional Marketing Representative or for more information.